Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Foreign currency translation	$ (7,225)	$ 10,815
Unrealized gain (loss) on marketable secuirities	(198)
Total	$ (7,423)	$ 10,815